Consolidated Statements of Cash Flows - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Loss for the period	SFr (54,233)	SFr (70,753)	SFr (72,996)
Adjustments to reconcile net loss for the period to net cash flows:
Depreciation of property, plant and equipment	1,672	1,793	1,897
Depreciation of right-of-use assets	543	566	509
Finance (income)/expense, net	922	(559)	(6,769)
Share-based compensation expense	4,365	3,330	4,126
Change in net employee defined benefit liability	888	541	590
Interest expense	176	355	573
(Gain)/loss on sale of fixed assets	0	0	13
Changes in working capital:
(Increase)/decrease in prepaid expenses	(1,748)	(1,718)	791
(Increase)/decrease in accrued income	162	567	594
(Increase)/decrease in accounts receivable	(14,800)
(Increase)/decrease in other current receivables	(232)	36	(99)
(Decrease)/increase in accrued expenses	1,137	(6,114)	5,214
(Decrease)/increase in deferred income	(449)	(130)	425
(Decrease)/increase in trade and other payables	770	(1,073)	(84)
Cash used in operating activities	(60,827)	(73,159)	(65,216)
Interest received	595	69	0
Interest paid	(163)	(470)	(465)
Finance expenses paid	(13)	(8)	(8)
Net cash flows used in operating activities	(60,408)	(73,568)	(65,689)
Investing activities
Short-term financial assets, net	66,446	25,000	(51,000)
Purchases of property, plant and equipment	(801)	(1,239)	(2,635)
Rental deposits	0	2	(29)
Net cash flows provided by/(used in) investing activities	65,645	23,763	(53,664)
Financing activities
Proceeds from issuance of convertible loan	0	0	23,463
Transaction costs on issuance of shares	0	0	(6)
Proceeds from public offerings of common shares, net of underwriting fees and transaction costs	41,056
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	2,677	(8)	12,121
Proceeds from issuance of common shares - asset acquisition, net of transaction costs	0	0	4,599
Proceeds from issuance of common shares - equity plan, net of transaction costs	65	7	1,082
Principal payments of lease obligations	(548)	(569)	(513)
Transaction costs associated with issuance of shares in relation to asset acquisition previously recorded in Accrued expenses	0	(776)	0
Net cash flows (used in)/provided by financing activities	43,250	(1,346)	40,746
Net increase/(decrease) in cash and cash equivalents	48,487	(51,151)	(78,607)
Cash and cash equivalents at beginning of period	31,586	82,216	160,893
Exchange gain/(loss) on cash and cash equivalents	(1,579)	521	(70)
Cash and cash equivalents at end of the period	78,494	31,586	82,216
Supplemental non-cash activity
Capital expenditures in Trade and other payables or Accrued expenses	0	0	303
Issuance of shares for purchase of IPR&D asset in asset acquisition	0	0	50,416
Transaction costs associated with issuance of shares in relation to the asset acquisition recorded in Accrued expenses	0	0	776
Settlement of convertible notes recorded within Shareholders' equity	0	0	16,920
Transaction costs and stamp duty associated with the public offerings of common shares recorded in Accrued expenses	521
Transaction costs associated with the sale of treasury shares in public offering recorded in Accrued expenses	SFr 27	SFr 0	SFr 0